Supplemental Financial Information	3 Months Ended
Mar. 31, 2014
Balance Sheet Related Disclosures [Abstract]
Supplemental Financial Information

Note 11.	Supplemental Financial Information

	Successor(1)		Predecessor
	March 31,	December 31,	December 31,
	2014	2013	2012
	(in millions)
Accounts and notes receivable, net
Trade	$3,271	$3,400	$3,239
Unbilled trade and other	533	326	602
Less allowances for doubtful accounts and deferred interest	(197)	(156)	(183)
	$3,607	$3,570	$3,658
Prepaid expenses and other current assets
Prepaid expenses	$451	$480	$370
Deferred charges and other	221	148	330
	$672	$628	$700
Other assets
Unbilled trade installment receivables, net	317	93	—
Other	429	365	780
	$746	$458	$780
Accounts payable(2)
Trade	$2,492	$2,475	$2,521
Accrued interconnection costs	316	386	393
Capital expenditures and other	355	451	573
	$3,163	$3,312	$3,487
Accrued expenses and other current liabilities
Deferred revenues	$1,286	$1,339	$1,540
Accrued taxes	306	291	303
Payroll and related	290	591	512
Severance, lease and other exit costs	555	682	140
Accrued interest	515	491	328
Accrued capital expenditures	1,247	1,438	939
Other	1,345	1,531	1,246
	$5,544	$6,363	$5,008
Other liabilities
Deferred rental income-communications towers	$240	$242	$700
Deferred rent	179	121	1,431
Asset retirement obligations	651	688	609
Unfavorable lease liabilities	1,068	1,122	—
Post-retirement benefits and other non-current employee related liabilities	647	538	1,141
Other	900	887	719
	$3,685	$3,598	$4,600

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(1)	Successor balances at December 31, 2012 primarily consisted of interest receivable and accrued taxes and were insignificant, therefore, they are excluded from the table.

(2)
Includes liabilities in the amounts of $91 million, $134 million and $117 million as of the Successor periods ended March 31, 2014 and December 31, 2013 and Predecessor period ended December 31, 2012, respectively, for checks issued in excess of associated bank balances but not yet presented for collection.